Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income Loss (Parenthetical) (Detail) S/ in Millions	12 Months Ended
Dec. 31, 2018 PEN (S/)
CAM Chile S.A. [member]
Disclosure of analysis of other comprehensive income by item [line items]
Transfer to profit or loss (Note 10)	S/ 14.8